Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Summary of Inventories

	June 30, 2026	December 31, 2025
Raw materials and consumables	14,284	12,326
Finished goods	58,885	56,211
Total	73,169	68,537